Business Combination (Tables)	12 Months Ended
Dec. 31, 2013
NationSky [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of May 11, 2012
US$
Cash consideration	3,157
Shares consideration	4,196
Total consideration transferred	7,353
Cash	3,892
Other tangible assets	4,482
Identifiable intangible assets acquired	5,058
Liability assumed	(3,367)
Goodwill	2,083
Fair value of non-controlling interest	(4,795)
Total	7,353

NQ Shenzhen [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of June 30, 2013
US$
Cash consideration	809
Shares consideration	2,125
Total consideration transferred	2,934
Cash	66
Other working capital	51
Identifiable intangible assets acquired	599
Goodwill	2,218
Total	2,934

Ruifeng [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of November 1, 2013
US$
Cash consideration	2,403
Shares consideration	7,593
Total consideration transferred	9,996
Cash	15
Other current assets	1,949
Fixed assets	735
Identifiable intangible assets acquired	1,742
Goodwill	9,050
Payables to third party business partners	(2,663)
Other liability assumed	(832)
Total	9,996

FL Mobile and Red [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of November 30, 2012
US$
Fair value of previously held 26.4% equity interests	5,568
Consideration transferred	16,421
Total	21,989
Cash	490
Other tangible assets	4,167
Identifiable intangible assets acquired	4,977
Liability assumed	(3,493)
Goodwill	15,848
Total	21,989

Fanyue [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of March 21, 2013
US$
Cash consideration	88
Shares consideration	1,490
Total consideration transferred	1,578
Cash	192
Other working capital	476
Identifiable intangible assets acquired	335
Goodwill	1,694
Fair value of non-controlling interest	(1,119)
Total	1,578

Best Partner [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of September 1, 2013
US$
Shares consideration	20,960
Total consideration transferred	20,960
Cash	358
Other current assets	736
Fixed assets	165
Identifiable intangible assets acquired	3,339
Goodwill	16,362
Total	20,960

Tianya [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of October 1, 2013
US$
Cash consideration	163
Shares consideration	13,702
Contingent consideration	685
Total consideration transferred	14,550
Cash	420
Other current assets	479
Fixed assets	29
Identifiable intangible assets acquired	1,626
Goodwill	15,253
Liability assumed	(3,257)
Total	14,550

Yinlong [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of December 1, 2013
US$
Fair value of previously held 18.9% equity interest	2,694
Cash consideration	2,664
Shares consideration	3,803
Total	9,161
Cash	386
Other current assets	1,218
Fixed assets	52
Identifiable intangible assets acquired	2,118
Goodwill	12,382
Liability assumed	(533)
Fair value of non-controlling interest	(6,462)
Total	9,161